RETIREMENT PLANS AND OTHER BENEFITS - Information Regarding Company's Plans (Details) $ in Millions			12 Months Ended
	Nov. 05, 2018 USD ($)	Nov. 05, 2018 USD ($)	Dec. 31, 2019 USD ($) pensionplans	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2018 Participant
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Employee Benefits and Share-based Compensation			$ 20.8	$ 21.9	$ 16.1
Other Benefits
Change in benefit obligation:
Benefit obligation at beginning of year			0.9	1.1
Service cost			0.0	0.0	0.0
Interest cost			0.1	0.0	0.0
Acquisitions and divestitures			2.1	0.0
Settlements			0.0	0.0
Curtailments			0.0	0.0
Plan amendments			0.0	0.0
Actuarial loss (gain)			(0.1)	(0.2)
Benefits paid			(0.2)	0.0
Foreign Exchange effect			0.0	0.0
Benefit obligation at end of year			2.8	0.9	1.1
Change in plan assets:
Fair value of plan assets at beginning of year			0.0	0.0
Actual return on plan assets			0.0	0.0
Settlements			0.0	0.0
Employer contribution			0.2	0.0
Employee contribution			0.0	0.0
Benefits paid			(0.2)	0.0
Transfer to held for sale			0.0	0.0
Foreign exchange effect			0.0	0.0
Fair value of plan assets at end of year			0.0	0.0	$ 0.0
Funded status			(2.8)	(0.9)
Amounts recognized in the statement of financial position consist of:
Current liabilities			0.3	0.1
Non-current liabilities			2.5	0.8
Total liabilities			2.8	0.9
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss			0.4	0.5
Prior service cost			0.0	0.0
Total amounts recognized in accumulated other comprehensive income			$ 0.4	$ 0.5
Weighted-average assumptions as of December 31:
Discount rate			3.10%	4.14%	3.58%
Components of net periodic cost:
Service cost			$ 0.0	$ 0.0	$ 0.0
Interest cost			0.1	0.0	0.0
Expected return on plan assets			0.0	0.0	0.0
Recognition of prior service cost			0.0	0.0	0.0
Amortization of actuarial loss			0.0	0.0	(1.3)
Settlements			0.0	0.0	0.0
Other			0.0	0.0	0.0
Net periodic cost			$ 0.1	0.0	(1.3)
U.S. Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Beneift Obligation, (Increase) Decrease For Settlement, Including Discontinued Operations		$ 108.5
Basis of Serp Benefit Compensation Earned Years of Employment			five years
Number of qualified pension plans maintained by entity | pensionplans			1
Minimum Contribution Requirement			$ 0.0
Accumulated benefit obligation at end of year			43.1	35.1
Change in benefit obligation:
Benefit obligation at beginning of year			39.1	128.0
Service cost			0.2	0.4	0.6
Interest cost			1.6	4.3	5.1
Acquisitions and divestitures			0.0	0.0
Settlements			0.0	(77.5)
Curtailments			0.0	0.0
Plan amendments			0.0	0.0
Actuarial loss (gain)			3.4	(8.2)
Benefits paid			(1.2)	(7.9)
Foreign Exchange effect			0.0	0.0
Benefit obligation at end of year			43.1	39.1	128.0
Change in plan assets:
Fair value of plan assets at beginning of year			0.0	90.4
Actual return on plan assets			0.0	(4.7)
Settlements	$ (4.7)		0.0	(77.5)
Employer contribution			1.2	6.0
Employee contribution			0.0	0.0
Benefits paid			(1.2)	(7.9)
Transfer to held for sale			0.0	(6.3)
Foreign exchange effect			0.0	0.0
Fair value of plan assets at end of year			0.0	0.0	$ 90.4
Funded status			(43.1)	(39.1)
Amounts recognized in the statement of financial position consist of:
Current liabilities			2.4	1.3
Non-current liabilities			40.7	37.8
Total liabilities			43.1	39.1
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss			3.1	(0.9)
Prior service cost			0.0	0.0
Total amounts recognized in accumulated other comprehensive income			$ 3.1	$ (0.9)
Weighted-average assumptions as of December 31:
Discount rate			3.31%	4.41%	3.78%
Expected return on plan assets			0.00%	0.00%	7.00%
Rate of compensation increase			0.00%	3.75%	3.75%
Components of net periodic cost:
Service cost			$ 0.2	$ 0.4	$ 0.6
Interest cost			1.6	4.3	5.1
Expected return on plan assets			0.0	(5.6)	(6.0)
Recognition of prior service cost			0.0	0.1	0.1
Amortization of actuarial loss			(0.5)	2.6	3.3
Settlements			0.0	50.5	0.0
Other			(0.2)	0.0	0.0
Net periodic cost			1.1	52.3	3.1
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease For Settlement, Discontinued Operations		$ 31.0
Number of plan participants | Participant						2,600
Settlement loss (after tax)				32.1
Non-U.S. Plans | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year			151.1	136.6
Change in benefit obligation:
Benefit obligation at beginning of year			138.4	154.6
Service cost			1.9	1.8	1.8
Interest cost			3.6	3.4	3.9
Acquisitions and divestitures			0.1	0.0
Settlements			(2.4)	(2.7)
Curtailments			(0.3)	0.0
Plan amendments			0.0	2.6
Actuarial loss (gain)			12.6	(6.5)
Benefits paid			(5.8)	(6.5)
Foreign Exchange effect			4.9	(8.3)
Benefit obligation at end of year			153.0	138.4	154.6
Change in plan assets:
Fair value of plan assets at beginning of year			107.5	121.2
Actual return on plan assets			10.9	(4.1)
Settlements			(2.4)	(2.7)
Employer contribution			7.1	5.8
Employee contribution			0.5	0.5
Benefits paid			(5.8)	(6.5)
Transfer to held for sale			0.0	0.0
Foreign exchange effect			4.3	(6.7)
Fair value of plan assets at end of year			122.1	107.5	$ 121.2
Funded status			(30.9)	(30.9)
Amounts recognized in the statement of financial position consist of:
Current liabilities			0.6	0.5
Non-current liabilities			30.3	30.4
Total liabilities			30.9	30.9
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss			48.3	61.3
Prior service cost			2.6	2.7
Total amounts recognized in accumulated other comprehensive income			$ 50.9	$ 64.0
Weighted-average assumptions as of December 31:
Discount rate			1.87%	2.67%	2.43%
Expected return on plan assets			4.40%	4.40%	4.43%
Rate of compensation increase			0.17%	0.19%	0.14%
Components of net periodic cost:
Service cost			$ 1.9	$ 1.8	$ 1.8
Interest cost			3.6	3.4	3.9
Expected return on plan assets			(4.7)	(5.0)	(5.0)
Recognition of prior service cost			0.1	0.0	0.0
Amortization of actuarial loss			1.5	1.4	1.4
Settlements			0.6	0.8	1.5
Other			(0.7)	(0.4)	(0.4)
Net periodic cost			$ 2.3	$ 2.0	$ 3.2
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage Investments In North America			13.00%